NET LOSS PER SHARE - Narrative (FY) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 14, 2022
Earnings Per Share [Abstract]
Common stock, shares, issued (in shares)	45,594,864	45,339,762	26,940,841	26,659,711	25,290,270
Common stock, shares, outstanding (in shares)	45,594,864	45,339,762	26,940,841	26,659,711	25,290,270